5. COMMON STOCK (Detail)			12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010 Stock Issued For Services [Member] USD ($)	Jun. 30, 2010 Stock Issued for Cash 1 [Member] USD ($)	Jun. 30, 2010 Stock Issued for Cash 2 [Member] USD ($)	Jun. 30, 2010 Stock Issued for Cash 2 [Member] CAD
Stock Issued During Period, Shares, Issued for Services			10,000,000
Equity Issuance, Per Share Amount (in Dollars per share and Dollars per share)			$ 0.01	$ 0.20	$ 0.29	0.30
Stock Issued During Period, Value, Issued for Services (in Dollars)			$ 100,000
Stock Issued During Period, Shares, Issued for Cash				1,475,000	66,666	66,666
Stock Issued During Period, Value, Issued for Cash (in Dollars)				$ 295,000	$ 19,049
Common Stock, Shares, Outstanding	11,541,666	11,541,666